Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration of Risk	There were two and two individual suppliers that represented 26% and 34% of total accounts payable, as of June 30, 2025 and December 31, 2024, respectively.
Concentration of Revenues	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Customer A	37%	14%	28%	—%
Customer B	20%	22%	22%	18%
Customer C	13%	29%	14%	23%
Customer D	—%	—%	13%	—%
Customer E	—%	—%	—%	16%
Customer F	—%	10%	—%	—%
Customer G	21%	—%	12%	—%
	91%	75%	89%	57%

Concentration of Revenues

	For the Years Ended December 31,
	2024	2023
Customer A	23%	11%
Customer B	10%	10%
Customer C	10%	17%
Customer D	11%	—%
Customer E	25%	—%
Customer F	—%	27%
	79%	65%

Schedule of Disaggregated Revenue by Sales

The following table presents revenue disaggregated by sales channel:

	For the Three Months Ended June 30		For the Six Months Ended June 30,
	2025	2024	2024	2024
Direct to Consumer	$602,983	$939,170	$1,171,697	$1,681,613
Wholesale	457,460	488,703	726,800	806,860
Third Party	—	16,162	—	187,385
Total Products Net Sales	1,060,443	1,444,035	1,898,497	2,675,858
Services	261,379	398,280	515,307	872,616
Total Net Sales	$1,321,822	$1,842,315	$2,413,805	$3,548,474

The following table presents revenue disaggregated by sales channel:

	For the Years Ended December 31,
	2024	2023
Direct to Consumer	$3,899,493	$3,183,664
Wholesale	1,595,553	1,657,851
Third Party	1,119,887	294,967
Total Products Net Sales	6,614,933	5,136,482
Services	1,787,555	2,834,742
Total Net Sales	$8,402,488	$7,971,224